FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis
	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2015	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Call spread option	7,277,406	-	-	7,277,406
Foreign exchange forward contracts	7,038,537	-	7,038,537	-
Capped call options	17,490,323	-	-	17,490,323

Liabilities:
Foreign exchange forward contracts	4,295,737	-	4,295,737	-
Convertible senior notes	1,506,981,361	-	-	1,506,981,361
Warrant liability	68,377,608	-	-	68,377,608

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	235,728,241	-	-	235,728,241
Foreign exchange forward contracts	640,876	-	640,876	-

Liabilities:
Convertible senior notes	423,739,708	-	-	423,739,708
Guarantee liabilities	226,086,556	-	-	226,086,556
Rate cap derivative	10,364,075	-	-	10,364,075

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2017	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	174,882,132	-	-	174,882,132

Liabilities:
Foreign exchange forward contracts	4,520,619	-	4,520,619
Convertible senior notes	65,342	-	-	65,342
Guarantee liabilities	148,187,615	-	-	148,187,615
Rate cap derivative	26,486,388	-	-	26,486,388

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs
	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at January 1,	1,540,398,645	1,506,981,361	423,739,708
Issuance of convertible senior notes	-	-	-
Foreign exchange (gain)/loss	96,678,461	43,448,795	(845,071)
Change in fair value of convertible senior notes	8,400,918	92,015,957	-
Repurchase of convertible senior notes	(138,496,663)	(1,218,706,405)	(422,829,295)
Balance at December 31,	1,506,981,361	423,739,708	65,342

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at January 1,	21,098,263	17,490,323	-
Foreign exchange (gain)/loss	2,562,342	736,212	-
Change in fair value of capped call options	(6,170,282)	(18,226,535)	-
Balance at December 31,	17,490,323	-	-

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at January 1,	20,875,725	-	-
Receipt of available-for-sale investment	-	-	-
Foreign exchange gain/(loss)	-	-	-
Change in fair value of available-for-sale investment	-	-	-
Transfer to receivable (Note 2 (h))	(20,875,725)	-	-
Balance at December 31,	-	-	-

Schedule of fair value of call spread option contracts
	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at January 1,	-	7,277,406	-
Purchase of call spread option	7,647,843	4,761,603	-
Change in fair value of call spread	(370,437)	-	-
Exercise of call spread options	-	(12,039,009)	-
Balance at December 31,	7,277,406	-	-

Schedule of fair value of warrant liability
	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at January 1,	-	68,377,608	-
Issuance of warrant liability	62,331,211	-	-
Exchange loss on warrant liability	3,950,373	2,256,314	-
Change in fair value of warrant liability	2,096,024	(34,937,341)	-
Repurchase of warrant liability	-	(35,696,581)	-
Balance at December 31,	68,377,608	-	-

Schedule of Change in Fair Value of Derivatives
	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at January 1,	-	-	10,364,075
Change in fair value of rate cap derivative	-	10,364,075	16,122,313
Balance at December 31,	-	10,364,075	26,486,388

	Type of derivatives
	Foreign exchange forward
For the year ended	contracts		Call spread	Rate cap	Capped call	Warrant
December 31,	Realized	Unrealized	options	derivative	options	liability	Total
(In RMB)
2015	71,000,875	(14,068,932)	(370,437)	-	(6,170,282)	(2,096,024)	48,295,200
2016	(53,202,660)	640,876	-	(10,364,075)	(18,226,535)	34,937,341	(46,215,053)
2017	(3,690,785)	(4,520,619)	-	(16,122,313)	-	-	(24,333,717)

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2015	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	3,766,435,564	-	-	3,766,435,564	-

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	4,738,681,353	-	-	4,738,681,353	125,524,021

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	6,680,187,156	-	-	6,680,187,156	-